DECOMMISSIONING AND RESTORATION PROVISION - Reclamation bonds (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Reclamation bonds
Restricted cash		$ 55	$ 54
Guaranteed Investment Certificates and Letters of Credit
Reclamation bonds
Restricted cash		$ 55	$ 54
Surety bond
Reclamation bonds
Total provision	$ 31,700